Benefit Plans - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Benefit Plans
Unamortized net loss	$ 235	$ 793
Unamortized prior service	(50)	(139)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	$ 185	$ 654